Related Party Transactions - Related Party Transactions (Details) - Key Management Personnel - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 5,312	€ 4,764	€ 15,760	€ 14,254
Long-term employee benefits	0	105	0	329
Post-employment benefits	164	166	653	608
Termination benefits	0	0	0	476
Share-based compensation	37	38	257	281
Key management personnel compensation, Total	€ 5,513	€ 5,073	€ 16,670	€ 15,948